UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Ernest L. Schmider

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – June 30, 2007

Item 1. Proxy Voting Record

PIMCO Variable Insurance Trust (the “Registrant”) is an open-end management investment company currently consisting of 20 separate portfolios (“Portfolios”). The following provides the proxy voting record for certain Portfolios. Such Portfolios held portfolio securities for which certain matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2007 with respect to which the Registrant was entitled to vote on behalf of the Portfolios. The remaining Portfolios did not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2007 with respect to which the Registrant was entitled to vote on behalf of the Portfolios.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast (Y/N?)	Vote Cast: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
PIMCO All Asset Portfolio
	Fundamental IndexPLUSTM Fund Institutional Class	N/A	72201F805	09/28/2006	Proxy to approve subadvisory agreement	Issuer	Y	For	For
	Fundamental IndexPLUSTM TR Fund Institutional Class	N/A	72201F854	09/28/2006	Proxy to approve subadvisory agreement	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO VARIABLE INSURANCE TRUST

By:	/s/ Ernest L. Schmider
Ernest L. Schmider, Principal Executive Officer

Date: August 31, 2007